Property And Equipment (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 3,461,089	$ 2,972,802
Less accumulated depreciation	(2,444,870)	(2,061,992)
Property, plant and equipment, net	1,016,219	910,810
Building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0	0
Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,577,681	2,193,817
Computer Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 883,408	$ 778,985